Significant Accounting Policies (Table) ( Earnings Per Share)	12 Months Ended
Mar. 31, 2013
Earnings Per Share [Abstract]
ScheduleOfEarningsPerShareBasicAndDilutedByCommonClassTextBlock
Years ended March 31,	2013	2012	2011
	(In thousands, except per share amounts)
Basic
Net earnings	$41,413	$11,256	$17,671
Deduct preferred stock dividends	23	23	23
Undistributed earnings	41,390	11,233	17,648
Earnings attributable to participating
preferred	1,406	382	851
Earnings attributable to common
shareholders	$39,984	$10,851	$16,797
Weighted average common shares
outstanding	11,147	11,727	11,564
Basic earnings per common share	$3.59	$0.93	$1.45
Diluted
Earnings attributable to common
shareholders	$39,984	$10,851	$16,797
Add dividends on convertible
preferred stock	20	20	20
Earnings attributable to common
stock on a diluted basis	$40,004	$10,871	$16,817
Weighted average common shares
outstanding-basic	11,147	11,727	11,564
Additional shares to be issued related to
the equity compensation plan	5	5	5
Additional shares to be issued under
full conversion of preferred stock	67	67	67
Total shares for diluted	11,219	11,799	11,636
Diluted earnings per share	$3.57	$0.92	$1.45